Transactions with Related Parties - Statement of Operations (Tables) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Voyage Revenues	$ 182,962	$ 149,442
Voyage expenses	(59,486)	(50,142)
Contract termination fees and other	0	(33,293)
Sigma and Blue Fin pool
Voyage Revenues	44	3,588
Cardiff Drilling
Service Revenues, net	(7,729)	(4,198)
TMS Tankers
Voyage expenses	(982)	(676)
General and administrative expenses
Management fees	(4,354)	(4,037)
TMS Bulkers
Voyage expenses	(1,401)	(1,288)
General and administrative expenses
Management fees	(14,742)	(13,302)
Cardiff Tankers
Voyage expenses	(982)	(634)
Fabiana Services S.A
General and administrative expenses
Consultancy fees	(1,854)	(1,768)
Vivid
General and administrative expenses
Consultancy fees	(5,922)	(6,482)
Azara
General and administrative expenses
Consultancy fees	(1,250)	0
Basset
General and administrative expenses
Consultancy fees	(616)	(566)
Related Party
Contract termination fees and other	0	(23,048)
Dryships Inc.
General and administrative expenses
Amortization of CEO stock based compensation	(2,924)	(3,344)
Ocean Rig
General and administrative expenses
Amortization of CEO stock based compensation	$ (653)	$ 0